State Street SPDR Russell 1000 Low Volatility Focus ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Low Volatility Focused Factor Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.01%					10.04%					11.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR Russell 1000 Low Volatility Focus ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.82%					9.83%					11.42%
Performance Inception Date	Dec. 02, 2015
State Street SPDR Russell 1000 Low Volatility Focus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.30%					9.32%					10.57%
State Street SPDR Russell 1000 Low Volatility Focus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.33%					7.69%					9.07%